Supplement dated July 1, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following supersedes information included in paragraph K of the supplement dated June 4, 2013 to the prospectus which affected the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund.  Therefore, the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund on page 28 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 56 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value) (1)	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%		0.15%
Distribution (12b-1) Fees	0.00	%(2)	0.75%
Other Expenses	0.45%		0.45%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.20%		0.20%
Total Annual Fund Operating Expenses	0.60%		1.35%

(1)

A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 0.50% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

(2)

The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$310	$458	$620	$1090
Class C Shares	$237	$428	$739	$1624

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$137	$428	$739	$1624

Information regarding the above in the Prospectus, including any supplements thereto, is updated accordingly.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0713

Supplement dated July 1, 2013 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned SAI and should be read in conjunction with the SAI.

Effective immediately, the following supersedes information included in paragraph D of the supplement dated June 4, 2013 to the SAI.

The PNC Funds have made the following changes in respect of the sale of Class A and Class C Shares:

Sale of Class A Shares of the Equity Funds in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares of the Equity Funds in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 1.00% (0.50% in the case of PNC S&P 500 Index Fund) of the net asset value per share (“NAV”) of the shares next calculated after the Fund receives your sale request in good order is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A shares redeemed within 18 months of purchase.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class A Shares of the Fixed Income and Tax Exempt Bond Funds (other than the PNC Ultra Short Bond Fund) in the amount of $1,000,000 or more: A sales charge is not charged on purchases of Class A Shares of the Fixed Income and Tax Exempt Bond Funds in the amount of $1,000,000 or more.  However, a contingent deferred sales charge of 0.50% (0.25% in the case of PNC Limited Maturity Bond Fund) of the NAV of the shares next calculated after the Fund receives your sale request in good order is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 12 months of purchase.  Formerly, the contingent deferred sales charge applied to Class A shares redeemed within 18 months of purchase.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.

Sale of Class C Shares: You do not pay a sales charge when you purchase Class C Shares.  The offering price of Class C Shares is simply the next calculated net asset value per share (“NAV”).  If you redeem your Class C Shares within 12 months after your purchase, you will pay a contingent deferred sales charge of 1.00%  on either the (1) NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less.  Formerly, the contingent deferred sales charge applied to Class C shares redeemed within 18 months of purchase.  Class C Shares purchased prior to May 1, 2013 will continue to be subject to the contingent deferred sales charge for the 18-month period.  Good order means that complete information is provided for your sale request.

Upon your purchase of Class C Shares, the underwriter, the Advisor, or one of their affiliates pays an up-front distribution fee equal to up to 0.75% of your investment and an up-front shareholder servicing fee equal to 0.25% of your investment.  The underwriter, the Advisor, or one of their affiliates may be reimbursed for those payments out of the proceeds of the Fund’s distribution plan and shareholder servicing plan applicable to Class C shares, respectively, over the first twelve months of your investment in a Fund’s Class C shares.  After twelve months and for as long as you hold your shares, the Funds’ distributor pays ongoing distribution fees and the Fund pays shareholder servicing fees to your financial intermediary in amounts up to 0.75% and 0.25% of the average daily net asset value of your investment in the Fund’s Class C Shares, respectively.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0713